Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value [Abstract]
Quantitative Information About Level 3 Inputs [Table Text Block]

December 31, 2013
Valuation Technique	Unobservable Input	Range	Weighted Average
Discounted Cash Flow	Prepayment rate	8 through 15%	10.0%
	Default rate	10 through 15%	12.5%
	Loss severity	10 through 25%	18.0%

Balances Of Assets And Liabilities Measured At Fair Value On A Recurring Basis [TableTextBlock]

	December 31, 2013
(In thousands)	Level 1	Level 2	Level 3	Total
Securities available for sale:
U.S. Government sponsored entities	$-	$6,418	$-	$6,418
State and political subdivisions	-	16,598	-	16,598
Residential mortgage-backed securities	-	44,389	-	44,389
Commercial mortgage-backed securities	-	-	888	888
Corporate and other securities	-	12,840	-	12,840
Total securities available for sale	$-	$80,245	$888	$81,133

	December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Total
Securities available for sale:
U.S. Government sponsored entities	$-	$2,568	$-	$2,568
State and political subdivisions	-	15,303	-	15,303
Residential mortgage-backed securities	-	45,545	-	45,545
Commercial mortgage-backed securities	-	-	4,463	4,463
Corporate and other securities	-	21,659	-	21,659
Total securities available for sale	$-	$85,075	$4,463	$89,538

Schedule Of Fair Value Changes In Level 3 [Table Text Block]

	For the years ended December 31,
(In thousands)	2013	2012
Commercial mortgage-backed securities:
Balance, beginning of period	$4,463	$-
Purchases	-	4,423
Payoffs	(815)	-
Principal paydowns	(2,722)	-
Total net losses included in:
Other comprehensive income	(38)	40
Balance, end of period	$888	$4,463

Assets And Liabilities Carried On The Balance Sheet By Caption And By Level Within The Hierarchy (As Described Above) [TableTextBlock]

	Fair value at December 31, 2013				Gains (losses) from fair value changes for the year ended
(In thousands)	Level 1	Level 2	Level 3	Total	December 31, 2013
Financial assets:
OREO	$-	$-	$633	$633	$(769)
Impaired collateral-dependent loans	-	-	4,540	4,540	863

	Fair value at December 31, 2012				Gains (losses) from fair value changes for the year ended
(In thousands)	Level 1	Level 2	Level 3	Total	December 31, 2012
Financial assets:
OREO	$-	$-	$864	$864	$(1,671)
Impaired collateral-dependent loans	-	-	8,159	8,159	2,448

Carrying Amount And Estimated Fair Values Of The Company's Financial Instruments Not Previously Presented [TableTextBlock]

		December 31, 2013		December 31, 2012
(In thousands)	Fair value level	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Cash and cash equivalents	Level 1	$99,404	$99,404	$94,192	$94,192
Securities held to maturity (1)	Level 2	26,381	25,549	21,515	22,741
SBA loans held for sale	Level 2	6,673	7,267	6,937	7,582
Loans, net of allowance for loan losses (2)	Level 2	658,887	645,582	565,341	564,528
Federal Home Loan Bank stock	Level 2	5,392	5,392	3,989	3,989
Servicing assets	Level 3	437	437	396	396
Accrued interest receivable	Level 2	3,272	3,272	3,298	3,298
Financial liabilities:
Deposits	Level 2	738,698	738,337	648,760	650,668
Borrowed funds and subordinated debentures	Level 2	122,465	129,732	90,465	100,257
Accrued interest payable	Level 2	454	454	434	434